Going Concern (Details)							12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Jan. 09, 2025 USD ($) g	Jan. 09, 2025 CNY (¥) g	Jan. 17, 2024 USD ($)	Jan. 17, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2021 USD ($)
Going Concern [Line Items]
Net losses							$ (17,981,164)		$ (32,920,724)	$ (23,124,402)
Net cash used in operating activities							(5,352,157)		(7,282,995)	(9,573,401)
Working capital deficit							23,745,736
Short-term loan							958,996
Current assets							$ 3,424,986				¥ 25,000,000
Net assets (in Yuan Renminbi) | ¥											¥ 1,095,996
Percentage of asset liability ratio							80.00%	80.00%
Long-term loan percentage							70.00%				70.00%
Cash and cash equivalents and restricted cash							$ 9,360,584		3,620,667	4,294,017		$ 14,616,215
Bank loan							9,145,337		$ 3,867,883	$ 795,554
Minimum [Member] | China Construction Bank (“CCB”) [Member]
Going Concern [Line Items]
Long-term loan agreement							13,383,407
Maximum [Member] | China Construction Bank (“CCB”) [Member]
Going Concern [Line Items]
Long-term loan agreement							13,425,945
GIOP BJ [Member]
Going Concern [Line Items]
Current assets							$ 1,095,996				¥ 8,000,000
Capital Increase Agreement [Member]
Going Concern [Line Items]
Subscribe percentage							10.00%	10.00%
Total cash consideration							$ 27,399,888	¥ 200,000,000
First installment of subscription					$ 6,826,032	¥ 50,000,000
Subsequent Event [Member]
Going Concern [Line Items]
Bank loan			$ 41,099,831
Subsequent Event [Member] | CCB Qianxinan Branch [Member]
Going Concern [Line Items]
Bank loan			$ 41,099,831	¥ 300,000,000
Interest rate loan percentage			0.70%	0.70%
Infrastructure construction (in Grams) | g			50,000	50,000
Subsequent Event [Member] | Everbright Bank [Member]
Going Concern [Line Items]
Bank loan	$ 3,972,984	¥ 29,000,000
Interest rate loan percentage	4.00%	4.00%